Annual Total Returns- JPMorgan Equity Index Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan Equity Index Fund - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.96%	15.76%	32.10%	13.40%	1.19%	11.71%	21.61%	(4.61%)	31.23%	18.22%